OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2012	2013

Deferred tax liability (1)	$10,084	$11,325
Provision for uncertain tax position	4,645	4,985
Fair value of financial derivatives	1,369	2,028
Other	644	817
	$16,742	$19,155